Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information (Unaudited)
Interest income	$ 15,946	$ 15,925	$ 16,184	$ 15,915	$ 15,196	$ 14,751	$ 14,288	$ 13,544	$ 63,970	$ 57,779	$ 50,935
Interest expense	3,355	3,564	4,027	4,286	3,692	3,443	3,261	2,790	15,232	13,186	8,007
Net interest income	12,591	12,361	12,157	11,629	11,504	11,308	11,027	10,754	48,738	44,593	42,928
Provision for loan losses	300	450	250	150	475	250	450	300	1,150	1,475	1,765
Noninterest income	2,301	2,424	2,121	2,091	2,384	2,364	2,390	2,203	8,937	9,341	8,950
Investment gains (losses), net	(1)	(40)	0	1	(1)	50	108	98	(40)	255	5
Gain (Loss) on Branch Sale	0	109	0	2,074					2,183	0	0
Noninterest expense	9,582	9,590	9,671	9,888	10,207	9,928	9,943	10,254	38,731	40,332	38,802
Income tax expense	941	954	837	1,091	586	446	225	411	3,823	1,668	7,902
Net income	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ 16,114	$ 10,714	$ 3,414
Net income per share
Basic earnings per share (in dollars per share)	$ 0.65	$ 0.62	$ 0.56	$ 0.74	$ 0.42	$ 0.49	$ 0.46	$ 0.34	$ 2.57	$ 1.71	$ 0.54
Diluted earnings per share (in dollars per share)	$ 0.65	$ 0.62	$ 0.56	$ 0.74	$ 0.42	$ 0.49	$ 0.46	$ 0.34	$ 2.57	$ 1.71	$ 0.54